As filed with the Securities and Exchange Commission on 5/25/2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedules of Investments.

Al Frank Fund
Schedule of Investments at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 98.55%	Value

	Advanced Industrial Equipment: 1.13%
7,000	Eaton Corp.	$ 584,920
76,200	O.I. Corp.	874,395
65,000	Technology Research Corp.	319,800
45,000	The Lamson & Sessions Co.*+	1,250,550
		3,029,665

	Advanced Medical Devices: 0.57%
7,176	Advanced Medical Optics, Inc.*	266,947
15,074	Utah Medical Products, Inc.	513,722
75,000	Vascular Solutions, Inc.*+	738,000
		1,518,669

	Aerospace & Defense: 4.89%
24,100	AAR Corp.*	664,196
36,000	BE Aerospace, Inc.*	1,141,200
40,000	Ducommun, Inc.*	1,029,200
50,000	Kaman Corp. - Class A	1,165,500
125,000	LMI Aerospace, Inc.*	2,328,750
22,000	Lockheed Martin Corp.	2,134,440
143,750	Orbit International Corp.*+	1,112,625
15,000	Raytheon Co.	786,900
96,000	SIFCO Industries, Inc.*	919,680
50,000	The Allied Defense Group, Inc.*+	427,500
15,500	The Boeing Co.	1,378,105
		13,088,096

	Air Freight / Couriers: 0.18%
70,000	ABX Air, Inc.*	479,500

	Airlines: 1.91%
22,000	Air France ADR	1,003,420
70,000	Airtran Holdings, Inc.*+	718,900
17,000	Alaska Air Group, Inc.*	647,700
95,000	Mesa Air Group, Inc.*	715,350
150,000	Midwest Air Group, Inc.*	2,026,500
		5,111,870

	Aluminum: 0.69%
33,000	Alcoa, Inc.	1,118,700
15,000	BHP Billiton Ltd. ADR+	726,750
		1,845,450

	Automobile Manufacturers: 0.97%
20,000	DaimlerChrysler AG#	1,636,200
60,000	Ford Motor Co.+	473,400
16,000	General Motors Corp.+	490,240
		2,599,840

	Automobile Parts & Equipment: 1.02%
35,000	ArvinMeritor, Inc.	638,750
23,000	Cooper Tire & Rubber Co.	420,670
20,000	Lear Corp.*	730,200
30,000	The Goodyear Tire & Rubber Co.*+	935,700
		2,725,320

	Banks: 2.27%
31,019	Bank of America Corp.	1,582,589
20,000	BankAtlantic Bancorp, Inc. - Class A	219,200
102,480	BFC Financial Corp. - Class A*+	450,912
65,000	Capstead Mortgage Corp.	649,350
22,000	Citigroup, Inc.	1,129,480
13,200	JPMorgan Chase & Co.	638,616
12,500	National City Corp.+	465,625
21,000	Sovereign Bancorp, Inc.	534,240
7,357	Wachovia Corp.	405,003
		6,075,015

	Brokerages: 0.94%
20,000	Lehman Brothers Holdings, Inc.	1,401,400
7,500	The Bear Stearns Companies, Inc.	1,127,625
		2,529,025

	Building Materials: 1.24%
20,000	Ameron International Corp.	1,317,200
16,000	Building Materials Holding Corp.	289,760
100,000	Huttig Building Products, Inc.*	605,000
30,000	Ready Mix, Inc.*	367,500
440,000	Smith-Midland Corp.*^	748,000
		3,327,460

	Business Services: 2.35%
110,000	Edgewater Technology, Inc.*	928,400
151,100	HealthStream, Inc.*	649,730
125,000	Onvia.com, Inc.*+	873,750
102,000	Optimal Group, Inc. - Class A*#	855,780
220,000	Traffix, Inc.	1,218,800
45,000	ValueClick, Inc.*	1,175,850
60,000	Vicon Industries, Inc.*	597,000
		6,299,310

	Casinos & Casino Equipment: 0.23%
15,000	International Game Technology	605,700

	Chemicals, Commodity: 1.31%
15,000	E.I. Du Pont de Nemours and Co.	741,450
35,000	Lyondell Chemical Co.	1,048,950
60,000	Olin Corp.	1,016,400
15,000	The Dow Chemical Co.	687,900
		3,494,700

	Chemicals, Specialty: 0.58%
20,000	OM Group, Inc.*	893,600
25,000	The Mosaic Co.*	666,500
		1,560,100

	Clothing/Fabrics: 1.49%
40,000	Delta Apparel, Inc.	696,000
120,000	Hartmarx Corp.*	888,000
10,000	Kellwood Co.	293,300
10,000	Oxford Industries, Inc.	494,400
80,000	Quiksilver, Inc.*	928,000
240,000	Unifi, Inc.*	691,200
		3,990,900

	Communications Technology: 4.98%
45,000	Andrew Corp.*	476,550
350,000	APA Enterprises, Inc.*	430,500
150,000	AsiaInfo Holdings, Inc.*	1,030,500
57,500	Avaya, Inc.*	679,075
130,000	Avici Systems, Inc.*+	1,484,600
65,000	Communications Systems, Inc.	674,700
30,000	Comverse Technology, Inc.*	640,500
230,000	deltathree, Inc. - Class A*	409,400
66,600	Digi International, Inc.*	845,820
30,000	Motorola, Inc.	530,100
135,000	Network Equipment Technologies, Inc.*	1,309,500
75,000	Novell, Inc.*	541,500
18,000	Polycom, Inc.*	599,940
100,000	Stratos International, Inc.*	742,000
125,000	Tellabs, Inc.*	1,237,500
355,000	TII Network Technologies, Inc.*+	859,100
80,000	TriQuint Semiconductor, Inc.*	400,000
180,000	Wireless Telecom Group, Inc. *	439,200
		13,330,485

	Computers/Hardware: 1.86%
15,000	Apple Computer, Inc.*	1,393,650
50,000	AU Optronics Corp. ADR+	715,000
40,000	GTSI Corp.*	440,000
20,000	Hewlett Packard Co.	802,800
8,000	International Business Machines Corp.	754,080
20,000	SanDisk Corp.*	876,000
		4,981,530

	Containers & Packaging: 0.47%
80,000	American Biltrite, Inc.*	744,800
103,043	Rock of Ages Corp.*	506,972
		1,251,772

	Cosmetics/Personal Care: 0.08%
10,000	Helen of Troy Ltd.*#	227,100

	Data Storage/Disk Drives: 0.88%
80,000	Dot Hill Systems Corp.*	292,000
35,000	Seagate Technology#	815,500
75,000	Western Digital Corp.*	1,260,750
		2,368,250

	Electrical Components & Equipment: 0.85%
50,000	AVX Corp.	760,000
55,000	Frequency Electronics, Inc.	600,600
65,000	Vishay Intertechnology, Inc.*	908,700
		2,269,300

	Electronic Manufacturing Services: 0.41%
65,000	Flextronics International Ltd.*#	711,100
30,000	Nam Tai Electronics, Inc.#	388,500
		1,099,600

	Fiber Optic Components: 0.65%
370,000	Alliance Fiber Optic Products, Inc.*	703,000
45,000	Corning, Inc.*	1,023,300
		1,726,300

	Financial Services, Diversified: 0.31%
40,000	H & R Block, Inc.	841,600

	Fixed Line Communications: 0.28%
20,000	Verizon Communications, Inc.	758,400

	Food Manufacturers: 0.89%
45,000	Archer-Daniels-Midland Co.	1,651,500
43,000	Sara Lee Corp.	727,560
		2,379,060

	Footwear: 0.42%
21,000	Steven Madden, Ltd.	613,200
20,000	The Timberland Co. - Class A*	520,600
		1,133,800

	Forest Products: 0.14%
55,000	Pope & Talbot, Inc.*+	371,250

	Healthcare Providers: 2.67%
42,000	Aetna, Inc.	1,839,180
95,000	American Shared Hospital Services	560,500
26,667	Humana, Inc.*	1,547,219
60,000	Res-Care, Inc.*	1,050,000
61,000	United American Healthcare Corp.*+	309,880
34,667	UnitedHealth Group, Inc.	1,836,311
		7,143,090

	Home Construction: 4.22%
30,000	Beazer Homes USA, Inc.+	870,900
20,000	Cavco Industries, Inc.*	699,000
20,000	Centex Corp.	835,600
43,000	D.R. Horton, Inc.	946,000
15,000	Hovanian Enterprises, Inc. - Class A*+	377,400
23,000	KB Home	981,410
17,000	Lennar Corp. - Class A	717,570
12,000	M.D.C. Holdings, Inc.	576,840
11,000	Meritage Homes Corp.*	353,320
14,000	M/I Homes, Inc.	371,700
35,000	Orleans Homebuilders, Inc.+	309,750
40,000	Pulte Homes, Inc.	1,058,400
23,000	Ryland Group, Inc.	970,370
40,000	Standard Pacific Corp.+	834,800
28,000	Toll Brothers, Inc.*	766,640
30,000	WCI Communities, Inc.*+	640,200
		11,309,900

	Home Furnishings: 0.46%
32,700	Chromcraft Revington, Inc.*	314,574
33,896	The Dixie Group, Inc.*	407,769
6,000	Whirlpool Corp.	509,460
		1,231,803

	Homeland Security: 0.65%
6,000	American Science & Engineering, Inc.*+	316,020
26,650	Cogent Inc.*	358,442
40,000	OSI Systems, Inc.*+	1,057,600
		1,732,062

	House, Durable: 0.09%
76,100	Global-Tech Appliances, Inc.*#	243,520

	Industrial, Diversified: 0.37%
35,000	McRae Industries, Inc. - Class A	420,000
44,900	P & F Industries, Inc. - Class A*	562,148
		982,148

	Industrial Services & Distributors: 1.23%
30,000	Avnet, Inc.*	1,084,200
75,000	Nu Horizons Electronics Corp.*	789,750
48,400	Spectrum Control, Inc.*	595,320
60,000	Trio-Tech International	834,000
		3,303,270

	Insurance, Full Line: 0.36%
10,000	Hartford Financial Services Group, Inc.	955,800

	Insurance, Life: 0.62%
2,500	National Western Life Insurance Co. - Class A	612,000
45,000	UnumProvident Corp.	1,036,350
		1,648,350

	Insurance, Property & Casualty: 1.58%
15,000	Endurance Specialty Holdings Ltd.#	536,100
10,500	MGIC Investment Corp.	618,660
11,500	Radian Group, Inc.	631,120
25,000	RTW, Inc.*	204,250
20,000	The Allstate Corp.	1,201,200
20,000	The St. Paul Travelers Companies, Inc.	1,035,400
		4,226,730

	Medical Supplies: 1.44%
25,000	Baxter International, Inc.	1,316,750
30,000	Boston Scientific Corp.*	436,200
36,000	McKesson Corp.	2,107,440
		3,860,390

	Oil, Equipment & Services: 2.23%
20,000	Bristow Group, Inc.*+	729,000
45,000	Key Energy Services, Inc.*	735,750
11,000	Lone Star Technologies, Inc.*	726,330
48,000	Oceaneering International, Inc.*	2,021,760
30,000	Tidewater, Inc.	1,757,400
		5,970,240

	Oil, Exploration & Production/Drilling: 3.42%
20,000	Chesapeake Energy Corp.	617,600
35,000	GlobalSantaFe Corp.#	2,158,800
100,000	Grey Wolf, Inc.*	670,000
36,000	Nabors Industries Ltd.*#	1,068,120
13,000	Noble Energy, Inc.	775,450
19,000	Patterson-UTI Energy, Inc.	426,360
49,500	Petrohawk Energy Corp.*	651,915
10,000	Rowan Companies, Inc.	324,700
30,000	Transocean, Inc.*#	2,451,000
		9,143,945

	Oil, Integrated Majors: 3.02%
35,000	Anadarko Petroleum Corp.	1,504,300
11,000	Chevron Corp.	813,560
10,000	ConocoPhillips	683,500
10,000	Exxon Mobil Corp.	754,500
27,000	Marathon Oil Corp.	2,668,410
33,600	Occidental Petroleum Corp.	1,656,816
		8,081,086

	Oil, Refiners: 2.75%
35,000	Holly Corp.	2,075,500
25,000	Tesoro Petroleum Corp.	2,510,750
43,000	Valero Energy Corp.	2,773,070
		7,359,320

	Oil, Secondary: 0.71%
10,000	Apache Corp.	707,000
9,000	Devon Energy Corp.	622,980
12,000	Pogo Producing Co.+	577,200
		1,907,180

	Oil, Transportation/Shipping: 3.37%
60,000	Dryships, Inc.#+	1,351,800
16,000	Frontline Ltd.#+	568,000
15,000	General Maritime Corp.#	433,200
20,000	Nordic American Tanker Shipping Ltd.#+	725,000
90,000	OMI Corp.#	2,417,400
15,000	Overseas Shipholding Group, Inc.	939,000
1,714	Ship Finance International Ltd.#	47,015
23,000	Teekay Shipping Corp.#	1,244,530
25,000	Tsakos Energy Navigation Ltd.#+	1,300,000
		9,025,945

	Paper Products: 0.23%
17,000	International Paper Co.	618,800

	Pharmaceuticals: 3.38%
17,500	Abbott Laboratories	976,500
40,000	Bioveris Corp.*	531,600
30,000	Bristol-Myers Squibb Co.	832,800
11,000	Eli Lilly & Co.	590,810
12,000	Forest Laboratories, Inc.*	617,280
18,500	Johnson & Johnson	1,114,810
50,000	King Pharmaceuticals, Inc.*	983,500
20,000	Merck & Co., Inc.	883,400
30,000	Mylan Laboratories, Inc.	634,200
35,000	Pfizer, Inc.	884,100
20,000	Wyeth	1,000,600
		9,049,600

	Pollution Control/Waste Management: 0.16%
22,000	American Ecology Corp.	422,620

	Precious Metals: 0.57%
10,720	Freeport-McMoRan Copper & Gold, Inc.	709,557
65,000	Stillwater Mining Co.*	824,850
		1,534,407

	Railroads: 2.24%
64,000	CSX Corp.	2,563,200
40,000	Norfolk Southern Corp.	2,024,000
14,000	Union Pacific Corp.	1,421,700
		6,008,900

	Real Estate Investment: 0.28%
60,000	HRPT Properties Trust	738,000

	Recreational Products: 1.39%
15,000	Brunswick Corp.	477,750
30,000	Callaway Golf Co.	472,800
25,000	Eastman Kodak Co.+	564,000
30,000	K2, Inc.*	362,700
30,000	The Nautilus Group, Inc.+	462,900
40,000	The Walt Disney Co.	1,377,200
		3,717,350

	Restaurants: 0.28%
25,000	Landry's Restaurants, Inc.	740,000

	Retailers, Apparel: 1.60%
16,667	Abercrombie & Fitch Co. - Class A	1,261,359
75,000	American Eagle Outfitters, Inc.	2,249,250
20,000	AnnTaylor Stores Corp.*	775,600
		4,286,209

	Retailers, Broadline: 1.16%
24,000	J.C. Penney Company, Inc.	1,971,840
10,000	Nordstrom, Inc.	529,400
10,000	Target Corp.	592,600
		3,093,840

	Retailers, Specialty: 1.40%
25,756	AutoNation, Inc.*	547,057
16,500	Bed Bath & Beyond, Inc.*	662,805
35,000	Jo-Ann Stores, Inc. - Class B*+	953,750
10,000	OfficeMax, Inc.	527,400
29,000	The Home Depot, Inc.	1,065,460
		3,756,472

	Savings & Loans: 1.80%
23,000	Countrywide Financial Corp.	773,720
7,000	Downey Financial Corp.	451,780
16,000	FirstFed Financial Corp.*+	909,280
12,000	IndyMac Bancorp, Inc.+	384,600
29,524	PVF Capital Corp.	366,098
48,000	Washington Mutual, Inc.	1,938,240
		4,823,718

	Semiconductor, Capital Equipment: 3.16%
130,000	Aetrium, Inc.*	483,600
40,000	Brooks Automation, Inc.*	686,000
45,000	Cohu, Inc.	846,000
70,000	Electroglas, Inc.*+	148,400
50,000	Kulicke and Soffa Industries, Inc.*	462,500
35,000	Lam Research Corp.*	1,656,900
60,000	Mattson Technology, Inc.*	546,000
25,000	Novellus Systems, Inc.*+	800,500
35,976	Ultratech, Inc.*	489,633
34,500	Varian Semiconductor Equipment Associates, Inc.*	1,841,610
25,000	Veeco Instruments, Inc.*	487,500
		8,448,643

	Semiconductor, Graphics Chips: 0.65%
60,000	NVIDIA Corp.*	1,726,800

	Semiconductor, Microprocessors: 3.92%
60,000	Advanced Micro Devices, Inc.*	783,600
75,000	Ceva, Inc.*	542,250
30,000	Cypress Semiconductor Corp.*+	556,500
140,000	Dataram Corp.	575,400
59,000	Diodes, Inc.*	2,056,150
45,000	Exar Corp.*	595,800
95,000	Integrated Silicon Solution, Inc.*	529,150
35,000	Intel Corp.	669,550
20,000	International Rectifier Corp.*	764,200
40,000	Micron Technology, Inc.*	483,200
40,000	National Semiconductor Corp.	965,600
125,000	Silicon Storage Technology, Inc.*	616,250
56,649	Taiwan Semiconductor Manufacturing Company Ltd. ADR	608,977
25,000	Texas Instruments, Inc.	752,500
		10,499,127

	Semiconductor, Programmable Logic Devices: 0.89%
150,000	Applied Micro Circuits Corp.*	547,500
75,000	Integrated Device Technology, Inc.*	1,156,500
70,000	Pericom Semiconductor Corp.*	684,600
		2,388,600

	Software: 4.47%
140,000	ActivIdentity Corp.*	707,000
170,500	American Software, Inc. - Class A	1,372,525
53,100	CAM Commerce Solutions, Inc.	1,423,611
99,500	Captaris, Inc.*	576,105
145,000	Compuware Corp.*	1,376,050
25,000	Electronics for Imaging, Inc.*	586,250
85,000	iPass, Inc.*+	427,550
100,000	Keynote Systems, Inc.*	1,342,000
30,000	Microsoft Corp.	836,100
90,000	NetManage, Inc.*	472,500
150,000	Peerless Systems Corp.*	330,000
70,000	RealNetworks, Inc.*	549,500
55,000	SonicWALL, Inc.*	459,800
50,000	Symantec Corp.*	865,000
45,000	Wayside Technology Group, Inc.	652,500
		11,976,491

	Steel: 1.66%
62,000	Ryerson Tull, Inc.+	2,456,440
20,000	United States Steel Corp.	1,983,400
		4,439,840

	Tobacco: 1.65%
90,000	Alliance One International, Inc.*	830,700
10,000	Altria Group, Inc.	878,100
27,000	Reynolds American, Inc.	1,685,070
17,500	UST, Inc.	1,014,650
		4,408,520

	Toys: 2.02%
25,000	Hasbro, Inc.	715,500
20,000	JAKKS Pacific, Inc.*	478,000
60,000	Mattel, Inc.	1,654,200
75,000	THQ, Inc.*+	2,564,250
		5,411,950

	Transportation Equipment: 0.82%
23,000	Navistar International Corp.*	1,052,250
27,000	Trinity Industries, Inc.	1,131,840
		2,184,090

	Trucking: 0.62%
15,000	Arkansas Best Corp.	533,250
28,000	YRC Worldwide, Inc.*	1,126,160
		1,659,410

	Wireless Communications: 1.02%
84,000	Brightpoint, Inc.*	960,960
40,000	Nokia Corp. ADR*	916,800
34,856	Sprint Nextel Corp.	660,870
150,000	Wireless Facilities, Inc.*+	195,000
		2,733,630

	Total Common Stocks (Cost $170,893,539)	263,810,863

	WARRANTS: 0.10%

20,000	Air France ADR*
	Expiration 11/5/2007, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,751)	267,000

	SHORT-TERM INVESTMENTS: 1.50%

	Money Market Funds: 1.50%
2,284,928	AIM STIT-STIC Prime Portfolio	2,284,928
1,734,857	Fidelity Institutional Money Market Portfolio	1,734,857
	Total Short-Term Investments (Cost $4,019,785)	4,019,785

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 10.25%

	Money Market Funds: 10.25%
27,449,728	AIM STIT-STIC Prime Portfolio (Cost $27,449,728)	27,449,728

	Total Investments in Securities (Cost $202,381,803): 110.40%	295,547,376
	Liabilities in Excess of Other Assets: (10.40%)	(27,845,894)
	Net Assets: 100.00%	$ 267,701,482

ADR - American Depositary Receipt
* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ All or a portion of this security is on loan.
^Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:

		Smith-Midland Corp.
	Beginning Shares	440,000
	Beginning Cost	$ 454,448
	Purchase Cost	$ -
	Sales Cost	$ -
	Ending Cost	$ 454,448
	Ending Shares	440,000
	Dividend Income	$ -
	Net Realized Gain/(Loss)	$ -

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows**:

Cost of investments		$ 202,529,342
Gross unrealized appreciation		$ 102,852,702
Gross unrealized depreciation		$ (9,834,668)
Net unrealized appreciation		$ 93,018,034

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Al Frank Dividend Value Fund
Schedule of Investments at March 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 97.56%	Value

	Advanced Industrial Equipment: 0.89%
1,800	Eaton Corp.	$ 150,408
7,334	Insteel Industries, Inc.	123,138
		273,546

	Advanced Medical Devices: 0.35%
2,200	Medtronic, Inc.	107,932

	Aerospace & Defense: 1.72%
5,500	Kaman Corp. - Class A	128,205
2,000	Lockheed Martin Corp.	194,040
2,300	The Boeing Co.	204,493
		526,738

	Airlines: 0.57%
6,500	SkyWest, Inc.	174,395

	Aluminum: 0.96%
4,500	Alcoa, Inc.	152,550
2,900	BHP Billiton Ltd. ADR	140,505
		293,055

	Automobile Manufacturers: 1.04%
4,500	General Motors Corp.	137,880
1,400	Toyota Motor Corp. ADR*	179,424
		317,304

	Automobile Parts & Equipment: 1.17%
9,000	ArvinMeritor, Inc.	164,250
5,500	Cooper Tire & Rubber Co.	100,595
4,500	Superior Industries International, Inc.	93,735
		358,580

	Banks: 3.40%
5,504	Bank of America Corp.	280,814
15,000	Capstead Mortgage Corp.	149,850
3,200	Citigroup, Inc.	164,288
3,000	Fifth Third Bancorp	116,070
3,700	JPMorgan Chase & Co.	179,006
4,000	National City Corp.	149,000
		1,039,028

	Brokerages: 2.60%
2,800	Lehman Brothers Holdings, Inc.	196,196
2,500	Merrill Lynch & Co., Inc.	204,175
2,000	Morgan Stanley	157,520
1,150	The Goldman Sachs Group, Inc.	237,625
		795,516

	Building Materials: 1.37%
3,500	Ameron International Corp.	230,510
3,000	Building Materials Holding Corp.	54,330
3,000	Eagle Materials, Inc.	133,890
		418,730

	Business Services: 1.38%
1,988	Fidelity National Information Services, Inc.	90,374
165	Idearc, Inc.	5,792
13,000	IKON Office Solutions, Inc.	186,810
25,000	Traffix, Inc.	138,500
		421,476

	Casinos & Casino Equipment: 1.11%
1,625	Harrah's Entertainment, Inc.	137,231
5,000	International Game Technology	201,900
		339,131

	Chemicals, Commodity: 1.63%
2,700	E.I. Du Pont de Nemours and Co.	133,461
4,500	Lyondell Chemical Co.	134,865
6,000	Olin Corp.	101,640
2,700	The Dow Chemical Co.	123,822
403	Tronox Inc. - Class B	5,634
		499,422

	Chemicals, Specialty: 0.20%
17,000	Wellman, Inc.	61,200

	Clothing/Fabrics: 1.32%
10,600	Delta Apparel, Inc.	184,440
4,000	Kellwood Co.	117,320
4,000	Kenneth Cole Productions, Inc.	102,680
		404,440

	Coal: 0.31%
4,300	Fording Canadian Coal Trust#	95,030

	Communications Technology: 2.64%
7,000	ADTRAN, Inc.	170,450
6,900	Applied Signal Technology, Inc.	123,717
8,000	Motorola, Inc.	141,360
3,300	QUALCOMM, Inc.	140,778
7,500	United Online, Inc.	105,225
52,000	Wireless Telecom Group, Inc.*	126,880
		808,410

	Computers/Hardware: 1.70%
11,002	AU Optronics Corp. ADR	157,329
6,000	Hewlett Packard Co.	240,840
1,300	International Business Machines Corp.	122,538
		520,707

	Consumer Services: 0.39%
6,000	Time Warner, Inc.	118,320

	Data Storage/Disk Drives: 0.47%
6,200	Seagate Technology#	144,460

	Distillers & Brewers: 0.40%
2,400	Anheuser-Busch Companies, Inc.	121,104

	Electric & Gas: 0.33%
5,000	Duke Energy Corp.	101,450

	Electrical Components & Equipment: 0.95%
9,700	AVX Corp.	147,440
13,000	Frequency Electronics, Inc.	141,960
		289,400

	Electronic Manufacturing Services: 0.55%
4,400	Jabil Circuit, Inc.	94,204
5,700	Nam Tai Electronics, Inc.#	73,815
		168,019

	Financial Services, Diversified: 0.75%
2,300	Fannie Mae	125,534
5,000	H & R Block, Inc.	105,200
		230,734

	Fixed Line Communications: 1.44%
8,000	AT&T, Inc.	315,440
3,300	Verizon Communications, Inc.	125,136
		440,576

	Food Manufacturers: 1.59%
6,000	Archer-Daniels-Midland Co.	220,200
4,800	Nash Finch Co.	165,408
6,000	Sara Lee Corp.	101,520
		487,128

	Footwear: 0.42%
1,200	Nike, Inc. - Class B	127,512

	Healthcare Providers: 0.33%
17,000	American Shared Hospital Services	100,300

	Heavy Machinery: 2.08%
2,600	Caterpillar, Inc.	174,278
2,000	Deere & Co.	217,280
2,675	Ingersoll-Rand Company Ltd. - Class A#	116,015
3,000	Joy Global, Inc.	128,700
		636,273

	Home Construction: 2.51%
2,500	Beazer Homes USA, Inc.	72,575
4,400	D.R. Horton, Inc.	96,800
1,900	KB Home	81,073
2,700	Lennar Corp. - Class A	113,967
1,950	M.D.C. Holdings, Inc.	93,736
7,000	Orleans Homebuilders, Inc.	61,950
3,000	Pulte Homes, Inc.	79,380
1,900	Ryland Group, Inc.	80,161
4,200	Standard Pacific Corp.	87,654
		767,296

	Home Furnishings: 0.64%
3,200	National Presto Industries, Inc.*	197,248

	House, Durable: 0.95%
1,585	Fortune Brands, Inc.	124,930
5,300	Newell Rubbermaid, Inc.	164,777
		289,707

	House, Non-Durable: 0.48%
2,200	Colgate-Palmolive Co.	146,938

	Industrial, Diversified: 0.72%
1,500	3M Co.	114,645
3,000	General Electric Co.	106,080
		220,725

	Insurance, Full Line: 1.60%
1,800	Hartford Financial Services Group, Inc.	172,044
2,500	MBIA, Inc.	163,725
3,000	The Chubb Corp.	155,010
		490,779

	Insurance, Life: 0.49%
6,500	UnumProvident Corp.	149,695

	Insurance, Property & Casualty: 3.42%
5,850	American Financial Group, Inc.	199,134
3,300	Endurance Specialty Holdings Ltd.#	117,942
4,523	Fidelity National Title Group, Inc. - Class A	108,597
2,000	MGIC Investment Corp.	117,840
2,400	The Allstate Corp.	144,144
3,300	The St. Paul Travelers Companies, Inc.	170,841
5,625	W.R. Berkley Corp.	186,300
		1,044,798

	Medical Supplies: 1.37%
3,500	Baxter International, Inc.	184,345
4,000	McKesson Corp.	234,160
		418,505

	Oil, Equipment & Services: 0.57%
3,000	Tidewater Inc.	175,740

	Oil, Exploration & Production/Drilling: 1.93%
3,500	Chesapeake Energy Corp.	108,080
3,300	GlobalSantaFe Corp.#	203,544
3,000	Noble Energy, Inc.	178,950
3,050	Rowan Companies, Inc.	99,033
		589,607

	Oil, Integrated Majors: 3.35%
3,400	Anadarko Petroleum Corp.	146,132
2,200	Chevron Corp.	162,712
2,800	ConocoPhillips	191,380
2,400	Exxon Mobil Corp.	181,080
3,472	Marathon Oil Corp.	343,138
		1,024,442

	Oil, Refiners: 1.14%
5,400	Valero Energy Corp.	348,246

	Oil, Secondary: 2.48%
2,400	Apache Corp.	169,680
2,000	Ashland, Inc.	131,200
3,100	Devon Energy Corp.	214,582
2,100	Hess Corp.	116,487
2,600	Pogo Producing Co.	125,060
		757,009

	Oil, Transportation/Shipping: 4.45%
11,000	Dryships, Inc.#	247,830
2,500	Frontline Ltd.#	88,750
3,300	General Maritime Corp.#	95,304
3,200	Nordic American Tanker Shipping Ltd.#	116,000
6,500	OMI Corp.#	174,590
2,000	Overseas Shipbuilding Group, Inc.	125,200
5,642	Ship Finance International Ltd.#	154,760
3,250	Teekay Shipping Corp.#	175,857
3,500	Tsakos Energy Navigation Ltd.#	182,000
		1,360,291

	Paper Products: 0.42%
3,500	International Paper Co.	127,400

	Pharmaceuticals: 4.60%
2,800	Abbott Laboratories	156,240
5,050	Bristol-Myers Squibb Co.	140,188
2,500	Eli Lilly & Co.	134,275
2,300	GlaxoSmithKline plc ADR	127,098
1,900	Johnson & Johnson	114,494
3,900	Merck & Co., Inc.	172,263
7,500	Mylan Laboratories, Inc.	158,550
2,500	Novartis AG ADR	136,575
5,000	Pfizer, Inc.	126,300
2,800	Wyeth	140,084
		1,406,067

	Pollution Control/Waste Management: 0.50%
8,000	American Ecology Corp.	153,680

	Precious Metals: 0.68%
1,800	Freeport-McMoRan Copper & Gold, Inc.	119,142
3,700	Goldcorp, Inc.#	88,874
		208,016

	Railroads: 2.67%
2,500	Burlington Northern Santa Fe Corp.	201,075
6,400	CSX Corp.	256,320
3,500	Norfolk Southern Corp.	177,100
1,800	Union Pacific Corp.	182,790
		817,285

	Recreational Products: 2.47%
3,300	Brunswick Corp.	105,105
9,000	Callaway Golf Co.	141,840
4,000	Eastman Kodak Co.	90,240
2,100	Harley-Davidson, Inc.	123,375
8,000	Nautilus Group, Inc.	123,440
5,000	The Walt Disney Co.	172,150
		756,150

	Restaurants: 0.54%
3,700	McDonald's Corp.	166,685

	Retailers, Apparel: 2.70%
2,000	Abercrombie & Fitch Co. - Class A	151,360
9,000	American Eagle Outfitters, Inc.	269,910
4,500	Deb Shops, Inc.	121,860
6,800	The Finish Line, Inc. - Class A	85,680
5,500	The Gap, Inc.	94,655
4,300	The Talbots, Inc.	101,566
		825,031

	Retailers, Broadline: 2.45%
4,100	Family Dollar Stores, Inc.	121,442
2,600	J.C. Penney Company, Inc.	213,616
4,000	Nordstrom, Inc.	211,760
1,700	Target Corp.	100,742
2,170	Wal-Mart Stores, Inc.	101,881
		749,441

	Retailers, Specialty: 2.99%
3,750	Best Buy Co., Inc.	182,700
4,250	Circuit City Stores, Inc.	78,752
5,500	Claire's Stores, Inc.	176,660
1,950	OfficeMax, Inc.	102,843
3,500	The Home Depot, Inc.	128,590
6,500	The Pep Boys - Manny, Moe & Jack	124,085
3,400	Williams-Sonoma, Inc.	120,564
		914,194

	Savings & Loans: 1.51%
3,800	Countrywide Financial Corp.	127,832
1,600	Downey Financial Corp.	103,264
3,400	IndyMac Bancorp, Inc.	108,970
3,000	Washington Mutual, Inc.	121,140
		461,206

	Semiconductor, Capital Equipment: 1.85%
8,500	Applied Materials, Inc.	155,720
5,000	Cognex Corp.	108,350
7,500	Cohu, Inc.	141,000
3,000	KLA-Tencor Corp.	159,960
		565,030

	Semiconductor, Microprocessors: 2.45%
3,200	Analog Devices, Inc.	110,368
21,000	Dataram Corp.	86,310
5,600	Intel Corp.	107,128
7,100	National Semiconductor Corp.	171,394
10,814	Taiwan Semiconductor Manufacturing Company Ltd. ADR	116,251
5,200	Texas Instruments, Inc.	156,520
		747,971

	Semiconductor, Programmable Logic Devices: 0.68%
3,000	Maxim Integrated Products, Inc.	88,200
4,700	Xilinx, Inc.	120,931
		209,131

	Soft Drinks: 0.47%
3,000	The Coca-Cola Co.	144,000

	Software: 1.49%
23,000	American Software, Inc. - Class A	185,150
5,000	Microsoft Corp.	139,350
9,000	Wayside Technology Group, Inc.	130,500
		455,000

	Steel: 3.62%
4,000	Nucor Corp.	260,520
10,000	Ryerson, Inc.	396,200
5,000	The Timken Co.	151,550
3,000	United States Steel Corp.	297,510
		1,105,780

	Tobacco: 1.05%
1,675	Altria Group, Inc.	147,082
3,000	UST, Inc.	173,940
		321,022

	Toys: 0.72%
8,000	Mattel, Inc.	220,560

	Transportation Equipment: 2.02%
1,150	Cummins, Inc.	166,428
2,800	Ryder System, Inc.	138,152
7,500	Trinity Industries, Inc.	314,400
		618,980

	Trucking: 0.89%
3,500	Arkansas Best Corp.	124,425
5,600	J.B. Hunt Transport Services, Inc.	146,944
		271,369

	Wireless Communications: 0.63%
8,400	Nokia Corp. ADR*	192,528

	Total Common Stocks (Cost $23,422,807)	29,837,468

	SHORT-TERM INVESTMENTS: 2.05%

	Money Market Funds: 2.05%
335,577	AIM STIT-STIC Prime Portfolio	335,577
290,843	Fidelity Institutional Money Market Portfolio	290,843
		626,420

	Total Short-Term Investments (Cost $626,420)	626,420

	Total Investments in Securities (Cost $24,049,227): 99.61%	30,463,888
	Other Assets in Excess of Liabilities: 0.39%	120,351
	Net Assets: 100.00%	$ 30,584,239

ADR - American Depositary Receipt
* Non-income producing security.
# U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows**:

Cost of investments		$ 24,049,227
Gross unrealized appreciation		$ 7,515,792
Gross unrealized depreciation		$ (1,101,131)
Net unrealized appreciation		$ 6,414,661

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date     5/22/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date     5/22/2007

By (Signature and Title)*   /s/ Douglas G. Hess
 Douglas G. Hess, Treasurer

Date    5/23/2007

* Print the name and title of each signing officer under his or her signature.